Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments
Summary of Investments by company
	Millions of euros
	2017	2016	2015

Associated entities
Merlin Properties, SOCIMI, S.A.	1,242	1,168	—
Zurich Santander Insurance América, S.L.	988	1,011	873
Testa Residencial, SOCIMI, S.A.	651	307	—
Allianz Popular, S.L.	438	—	—
Santander Insurance	358	325	301
Other companies	520	431	485
	4,197	3,242	1,659

Joint Ventures entities
Wizink Bank, S.A.	1,017	—	—
Unión de Créditos Inmobiliarios, S.A., EFC	207	177	184
Aegon Santander Seguros (currently Santander Generales Seguros y Reaseguros, S.A. and Santander Vida Seguros y Reaseguros, S.A.)	186	197	240
SAM Investment Holdings Limited (*)	—	525	514
Other companies	577	695	654
	1,987	1,594	1,592

(*)    SAM Investment Holdings Limited becomes part of the Group.

Summary of Changes in Investments

	Millions of euros
	2017	2016	2015

Balance at beginning of year	4,836	3,251	3,471
Acquisitions (disposals) and capital increases (reductions)	1,893	(72)	(72)
Of which:
Wizink Bank, S.A.	1,017	—	—
Allianz Popular, S.L.	438	—	—
Changes in the consolidation method (Note 3)	(582)	1,457	21
Of which:
Merlin and Testa	—	1,475	—
SAM Investment Holdings Limited	(494)	—	—
Effect of equity accounting (Note 41)	704	444	375
Dividends paid and reimbursements of share premium	(376)	(305)	(227)
Exchange differences and other changes	(291)	61	(317)
Balance at end of year	6,184	4,836	3,251

Summary of financial information on companies accounted for using the equity method

	Millions of euros
	2017	2016	2015

Total assets	63,093	55,791	42,510
Total liabilities	(51,242)	(45,623)	(38,118)
Net assets	11,851	10,168	4,392

Group’s share of net assets	4,194	3,381	1,904
Goodwill	1,990	1,455	1,347
Of which:
Zurich Santander Insurance América, S.L.	526	526	526
Wizink Bank, S.A.	553	—	—
Allianz popular, S.L.	347	—	—
Santander Insurance (Irlanda)	205	205	205
Total Group share	6,184	4,836	3,251
Total income	12,536	11,766	11,430
Total profit	1,699	984	935
Group’s share of profit	704	444	375

Summary of financial information on the main associates and joint ventures

	Millions of euros
	Total assets	Total liabilities	Total income	Total profit
Joint Ventures entities	25,789	(23,072)	3,833	330
Of which:
Unión de Créditos Inmobiliarios, S.A., EFC	12,318	(11,905)	345	10
Wizink Bank, S.A.	5,235	(4,054)	947	73
Aegon Santander Seguros (currently Santander Generales Seguros y Reaseguros, S.A. and Santander Vida Seguros y Reaseguros, S.A.)	654	(424)	382	30
Associated entities	37,304	(28,170)	8,703	1,369
Of which:
Zurich Santander Insurance América, S.L.	16,049	(15,105)	4,696	491
Allianz Popular, S.L.	1,053	(826)	481	38
Santander Insurance (Irlanda)	2,161	(1,852)	843	63
Total	63,093	(51,242)	12,536	1,699